Nature of Business and Summary of Significant Accounting Policies, Shipping and Handling/Freight Out (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Shipping and Handling [Abstract]
Shipping and handling costs	$ 6,000	$ 7,000	$ 1,200	$ 1,300
Net sales	4,084	3,817	7,635	7,064
Shipping and Handling [Member]
Shipping and Handling [Abstract]
Net sales	$ 200	$ 300	$ 400	$ 600